Segment Reporting (Details) - Schedule of total Assets and Liabilities - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Total assets:
Total assets	$ 36,553,766	$ 27,329,186
Total liabilities:
Total liabilities	24,426,976	26,152,137
China [Member]
Total assets:
Total assets	10,483,886	11,704,732
Total liabilities:
Total liabilities	12,382,470	12,102,414
United Stated [Member]
Total assets:
Total assets	26,069,880	15,624,454
Total liabilities:
Total liabilities	$ 12,044,506	$ 14,049,723